Consolidated Statements of Cash Flows - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Mar. 26, 2016	Mar. 28, 2015	Jun. 27, 2015	Jun. 28, 2014	Jun. 29, 2013
Cash flows from operating activities:
Net Income	$ 39.1	$ 22.3	$ 56.5	$ 15.5	$ 8.4
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	58.3	57.1	76.3	73.5	58.7
Amortization of intangible assets	27.9	34.6	45.0	59.2	61.3
Amortization of deferred financing costs and other	17.8	7.7	10.3	10.2	8.9
Provision for losses on accounts receivables	8.0	6.3	6.6	9.1	6.1
Expense related to modification of debt				0.3	1.4
Stock compensation expense	13.6	0.9	1.2	0.7	1.1
Deferred income tax benefit	(1.4)	(2.6)	(6.1)	(1.4)	(6.0)
Change in fair value of derivative assets and liabilities	0.5	2.9	1.8	(0.1)	(0.6)
Loss on extinguishment of debt					2.0
(Gain) loss on assets held for sale		(0.9)	(0.9)	0.6	0.4
Other	1.2	(0.4)		0.2	(0.1)
Changes in operating assets and liabilities, net
Accounts receivable	(12.1)	(125.1)	(136.3)	(134.5)	(18.3)
Inventories	(8.3)	(32.3)	(33.5)	(107.3)	(21.4)
Prepaid expenses and other assets	(17.4)	(15.9)	(8.2)	(6.9)	1.1
Trade accounts payable	29.7	51.8	69.1	102.3	133.2
Outstanding checks in excess of deposits	(25.0)	25.9	9.0	46.1	(80.8)
Accrued expenses and other liabilities	(14.3)	(3.9)	36.6	52.2	(14.7)
Net cash (used in) provided by operating activities	117.6	28.4	127.4	119.7	140.7
Cash flows from investing activities:
Purchases of property, plant and equipment	(68.0)	(63.7)	(98.6)	(90.6)	(66.5)
Net cash paid for acquisition	(40.2)	(0.4)	(0.4)	(0.9)	(86.0)
Increase in restricted cash		(5.1)	(5.1)	(5.1)
Proceeds from sale of property, plant and equipment	0.7	1.0	1.5	2.6	1.5
Proceeds from sale of assets held for sale		1.9	1.9	0.6	1.0
Net cash used in investing activities	(107.5)	(66.3)	(100.7)	(93.4)	(150.0)
Cash flows from financing activities:
Net borrowings under ABL Facility	201.2	45.7	(13.9)	(21.2)	(30.5)
Borrowings on Senior Notes					50.0
Payments on Senior Notes					(500.0)
Borrowings on Term Facility					746.3
Payments on Term Facility	(428.6)	(5.6)	(7.5)	(5.6)
Payment on financed property, plant and equipment		(1.6)	(1.6)	(1.8)
Cash paid for debt issuance, extinguishment and modifications				(1.5)	(27.2)
Cash paid for acquisitions		(0.2)	(0.2)	(2.8)	(5.1)
Payments under capital and finance lease obligations	(2.8)	(2.4)	(3.1)	(2.3)	(1.2)
Proceeds from sale-leaseback transaction		3.5	3.5
Net proceeds from initial public offering	226.4
Proceeds from exercise of stock options	0.1			0.1
Dividend to shareholders					(220.0)
Tax benefit from exercise of equity awards	0.7
Cash paid for debt modification	(5.6)
Net cash (used in) provided by financing activities	(8.6)	39.4	(22.8)	(35.1)	12.3
Net increase (decrease) in cash	1.5	1.5	3.9	(8.8)	3.0
Cash, beginning of period	9.2	5.3	5.3	14.1	11.1
Cash, end of period	10.7	6.8	9.2	5.3	14.1
Initial fair value of promissory note related to acquisition					4.2
Debt assumed through new and amended capital lease obligations	0.1	0.1	3.0	4.6	5.7
Purchases of property, plant and equipment, financed	1.0			3.5
Interest	54.0	60.0	73.6	63.3	93.9
Income taxes, net of refunds	$ 39.1	$ 26.0	$ 41.3	$ 15.9	$ 17.6